STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total comprehensive loss [Member]
Balance at Dec. 31, 2008	$ 2,532	$ 720	$ 104,279	$ (455)	$ (102,012)
Balance, shares at Dec. 31, 2008		23,196,236
Cumulative effect as a result of adoption of new accounting guidance related to certain equity-linked financial instruments (amendment to ASC 815-40) (see Note 2r)	(322)		(3,117)		2,795
Issuance of shares (rights offering), net	530	119	411
Issuance of shares (rights offering), net, shares		4,982,358
Conversion of convertible debt into shares	393	79	314
Conversion of convertible debt into shares, shares		3,276,396
Exercise of warrants	14	2	12
Exercise of warrants, shares		116,160
Stock-based compensation	196		196
Other comprehensive loss:
Foreign currency translation adjustments	2			2		2
Net loss	(1,303)			(1,303)		(1,303)
Total comprehensive loss						(1,301)
Balance at Dec. 31, 2009	2,042	920	102,095	(453)	(100,520)
Balance, shares at Dec. 31, 2009		31,571,150
Change in terms of equity-classified warrants in connection with loan extinguishment	53		53
Exercise of warrants and options	107	19	88
Exercise of warrants and options, shares		698,545
Stock-based compensation	223		223
Other comprehensive loss:
Foreign currency translation adjustments	(187)			(187)		(187)
Net loss	(1,505)				(1,505)	(1,505)
Total comprehensive loss						(1,692)
Balance at Dec. 31, 2010	733	939	102,459	(640)	(102,025)
Balance, shares at Dec. 31, 2010	32,269,695	32,269,695
Conversion of convertible debt into shares	1,144	39	1,105
Conversion of convertible debt into shares, shares		1,472,000
Classification of warrants to equity	860		860
Exercise of warrants and options		51	198
Exercise of warrants and options, shares		1,861,897
Exercise of warrants	249
Stock-based compensation	359		359
Issuance of shares to RepliWeb's employees in connection with the acquisition	88	4	84
Issuance of shares to RepliWeb's employees in connection with the acquisition, shares		137,482
Issuance of shares related to RepliWeb acquisition	2,533	105	2,428
Issuance of shares related to RepliWeb acquisition, shares		3,894,776
Exercise of rights related to Convertible Debt	38	8	30
Exercise of rights related to Convertible Debt, shares		315,256
Fair value of guarantee associated with short term loan	49		49
Other comprehensive loss:
Foreign currency translation adjustments	(50)			(50)		(50)
Net loss	(815)				(815)	(815)
Total comprehensive loss						(2,557)
Balance at Dec. 31, 2011	$ 5,188	$ 1,146	$ 107,572	$ (690)	$ (102,840)
Balance, shares at Dec. 31, 2011	39,951,106	39,951,106